Convertible Notes (Details Narrative) (10-KT) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended				12 Months Ended		37 Months Ended
	Jan. 13, 2017	Oct. 31, 2016	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from convertible debt								$ 184
Proceeds from related party debt						$ 57	$ 57	$ 340
Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 3,342
Proceeds from related party debt									$ 892
Ordinary shares issued from conversion of convertible notes		1,397,068
Conversion of convertible notes into common stock upon the merger, shares	1,397,068
Shares issued as finder fee	6,473